Prospectus supplement dated September 29, 2017
to the following prospectus(es):
Nationwide Destination Freedom+, Nationwide Destination Architect 2.0, Nationwide Destination All American Gold 2.0, Nationwide Destination All American Gold NY 2.0, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination EV NY 2.0, Nationwide Destination L NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, Nationwide YourLife Protection VUL - NLAIC, Marathon Performance VUL, Nationwide YourLife Accumulation VUL - NLAIC, Nationwide YourLife Survivorship VUL, BOA CVUL Future (NWL), BAE Future Corporate FPVUL, Future Executive VUL, Next Generation Corporate Variable Universal Life, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, NLIC Options Plus, NLIC Options Premier, America's marketFLEX Advisor Annuity, America's marketFLEX II Annuity, America's marketFLEX Edge Annuity, BOA All American Annuity, M&T All American, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, BOA V, NEA Valuebuilder Select, BOA IV, BOA America's Vision Annuity, BOA America's Future Annuity II, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, BOA Elite Venue Annuity, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, Nationwide Destination B, Nationwide Destination C, Nationwide Destination EV 2.0, Nationwide Destination L, Nationwide Destination L 2.0, BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, and BOA Next Generation II FPVUL dated May 1, 2017
America's marketFLEX Annuity and BOA America's Exclusive Annuity II dated May 1, 2016
BOA America's Income Annuity dated May 1, 2014
BOA Choice Venue Annuity, BOA Choice Annuity, Paine Webber Choice Annuity, BOA Choice Venue Annuity II, Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination Navigator, and Nationwide Destination Navigator (New York) dated May 1, 2013
Schwab Income Choice Variable Annuity dated May 1, 2012
Schwab Custom Solutions Variable Annuity dated May 1, 2010
Marathon VUL (NLAIC), BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, and BOA ChoiceLife Protection dated May 1, 2009
Survivor Options Premier (NLIC), Survivor Options Elite (NLIC), Survivor Options Premier (NLAIC), Options Premier (NLAIC), BOA TruAccord Variable Annuity, Nationwide Enterprise The Best of America Annuity, BOA CVUL Future (NLAIC), BOA CVUL (NLAIC), Nationwide Options Select AO, BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, and Nationwide Options Select - New York dated May 1, 2008
BOA Exclusive Annuity, America's Vision Plus Annuity, and America's Vision Annuity dated May 1, 2004
ElitePRO LTD and ElitePRO Classic dated May 1, 2003
BOA SPVL, BOA Last Survivor FPVUL, and Multi-Flex FPVUL dated May 1, 2002
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
PROS-0369

On September 13, 2017, the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust") approved the termination of Brookfield Investment Management, Inc. ("Brookfield") as the subadviser to the NVIT Real Estate Fund (the "Fund") and approved the appointment of Wellington Management Company LLP ("Wellington Management") as the new subadviser to the Fund. This change is anticipated to take effect on or about September 29, 2017 (the "Effective Date").
PROS-0369